LEASES - Disclosure of other information related to lease term and discount rate (Detail)	Dec. 31, 2020	Dec. 31, 2019
Lessee Operating Lease Other Information Related To Lease Term And Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	34 years 10 months 24 days	35 years 10 months 24 days
Operating leases, Weighted average discount rate	5.25%	7.01%